Leases - Schedule of lease liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities [abstract]
Current lease liabilities	£ (75)	£ (85)
Non-current lease liabilities	(373)	(390)
Lease liabilities	£ (448)	£ (475)